EQUITY ACCOUNTED INVESTMENTS - Change in Equity Investments (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of associates [line items]
Equity accounted investments, beginning of period	$ 19,435	$ 19,943
Additions	252	476
Disposals and return of capital distributions	(706)	(863)
Share of net earnings (losses) from equity accounted investments	243	(94)
Distributions received	(192)	(212)
Foreign currency translation	(95)	220
Reclassification (to) assets held for sale	0	(54)
Other comprehensive income and other	(50)	(192)
Equity accounted investments, end of period	18,887	19,435
Foreign Investments
Disclosure of associates [line items]
Acquisition of Foreign Investments	$ 0	$ 211